SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of shares upon exercise
Outstanding at beginning of year	1,959,014	2,811,966	2,531,381
Granted	676,550	643,697	704,348
Forfeited	(346,750)	(1,358,492)	(320,496)
Exercised	(99,517)	(138,157)	(103,267)
Outstanding at end of year	2,189,297	1,959,014	2,811,966
Exercisable at end of year	1,274,649	1,072,658	1,646,204
Vested and expected to vest	1,607,782	1,407,930	2,197,848
Weighted average exercise price
Outstanding at beginning of year	$ 8.24	$ 10.70	$ 11.99
Granted	4.93	4.99	6.73
Forfeited	7.01	12.41	15.13
Exercised	3.56	1.75	1.28
Outstanding at end of year	7.63	8.24	10.70
Exercisable at end of year	9.26	9.87	11.99
Vested and expected to vest	$ 8.44	$ 9.04	$ 11.16